Capital Stock	12 Months Ended
Dec. 31, 2011
Stockholders' Equity Note [Abstract]
Capital Stock

NOTE 3 CAPITAL STOCK

The Company is currently authorized to issue 100,000,000 common shares at $.01 par value per share and 10,000,000 preferred shares at $5.00 par value per share.

 During the year ended December 31, 2011, the Company issued to 15,000,000 common shares to an officer of the Company in exchange for $750,000 in services rendered, valued at the closing stock price of $.05 per share at the date of issuance.